Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure [Line Items]
Pay vs Performance Disclosure, Table
The following table sets forth the Compensation Actually Paid to the Company’s PEO and Average Compensation Actually Paid to the Company’s Non-PEO NEOs for fiscal years 2025, 2024 and 2023, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “Compensation Actually Paid”, as defined under SEC rules. In addition, the table provides our cumulative Total Shareholder Return (“TSR”) and Net Income.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(3)	Net Income(4) (in thousands)
2025	$2,164,000	$2,164,000	$513,350	$513,350	$101.58	$31,138
2024	$2,216,800	$2,216,800	$944,450	$944,450	$152.17	$24,769
2023	$1,976,500	$1,976,500	$1,195,100	$1,195,100	$133.11	$30,785

(1)	Mr. Gibson was our PEO in 2025, 2024 and 2023. In 2025, the Non-PEOs were Mr. Antalek and Mr. Barzee. In 2024 the Non-PEOs were Ms. Plummer and Mr. Antalek and in 2023 the Non-PEO was Ms. Plummer.
(2)
No adjustments were required to calculate Compensation Actually Paid to PEO and Average Compensation Actually Paid to Non-PEO NEOs in accordance with the SEC methodology as no equity awards were outstanding as of fiscal years end 2025, 2024 and 2023.

(3)	Total shareholder return value represents the Company’s TSR based on an initial $100 investment on June 30, 2022, assuming the reinvestment of dividends.
(4)	Net Income is calculated in accordance with GAAP and reflects the amounts reported in the Company’s Annual Report on Form 10-K for the applicable year.

Named Executive Officers, Footnote
(1)	Mr. Gibson was our PEO in 2025, 2024 and 2023. In 2025, the Non-PEOs were Mr. Antalek and Mr. Barzee. In 2024 the Non-PEOs were Ms. Plummer and Mr. Antalek and in 2023 the Non-PEO was Ms. Plummer.

PEO Total Compensation Amount	$ 2,164,000	$ 2,216,800	$ 1,976,500
PEO Actually Paid Compensation Amount	$ 2,164,000	2,216,800	1,976,500
Adjustment To PEO Compensation, Footnote
(2)
No adjustments were required to calculate Compensation Actually Paid to PEO and Average Compensation Actually Paid to Non-PEO NEOs in accordance with the SEC methodology as no equity awards were outstanding as of fiscal years end 2025, 2024 and 2023.

Non-PEO NEO Average Total Compensation Amount	$ 513,350	944,450	1,195,100
Non-PEO NEO Average Compensation Actually Paid Amount	$ 513,350	944,450	1,195,100
Adjustment to Non-PEO NEO Compensation Footnote
(2)
No adjustments were required to calculate Compensation Actually Paid to PEO and Average Compensation Actually Paid to Non-PEO NEOs in accordance with the SEC methodology as no equity awards were outstanding as of fiscal years end 2025, 2024 and 2023.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 101.58	152.17	133.11
Net Income	$ 31,138,000	$ 24,769,000	$ 30,785,000
PEO Name	Mr. Gibson	Mr. Gibson	Mr. Gibson